Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2024
Dates
31-Jan-2024
Actual/360 Days
30
30/360 Days
30
15-Feb-2024
15-Feb-2024
Collection Period No.
44
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-Jan-2024
13-Feb-2024
14-Feb-2024
15-Feb-2024
16-Jan-2024
15-Jan-2024
Summary
Beginning
Balance
0.00
0.00
0.00
65,205,689.93
Principal
Payment
0.00
0.00
0.00
7,728,211.14
Ending
Balance
0.00
0.00
0.00
57,477,478.79
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
0.000000
96.578495
Initial
Balance
278,000,000.00
351,600,000.00
351,600,000.00
80,020,000.00
Note
Factor
0.000000
0.000000
0.000000
0.718289
65,205,689.93
57,477,478.79
7,728,21
1.14
T
otal Note Balance
1,061,220,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
27,211,147.07
92,416,837.00
2,291,030.39
94,707,867.39
27,211,147.07
84,688,625.86
2,049,896.12
86,738,521.98
27,225,882.84
1,088,445,882.84
36,332,043.60
1,124,777,926.44
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
27,225,882.84
27,211,147.07
27,211,147.07
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.262750%
0.460000%
0.550000%
0.770000%
Interest Payment
0.00
0.00
0.00
41,840.32
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
0.000000
0.522873
Interest & Principal
Payment
0.00
0.00
0.00
7,770,051.46
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
0.000000
97.101368
$7,770,051.46
T
otal
$41,840.32

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
8,369,397.91
0.00
8,369,397.91
7,859,525.19
335,242.53
40,858.54
89,857.49
0.00
0.00
43,914.16
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
78,923.22
0.00
0.00
41,840.32
0.00
0.00
7,728,211.14
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
8,369,397.91
520,423.23
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
78,923.22
0.00
0.00
0.00
78,923.22
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
41,840.32
0.00
0.00
0.00
41,840.32
0.00
0.00
0.00
0.00
0.00
41,840.32
0.00
0.00
0.00
41,840.32
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
41,840.32
41,840.32
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
7,728,211.14
0.00
0.00
0.00
7,728,211.14
Aggregate Principal Distributabl
e
Amount
7,728,211.14
7,728,211.14
0.00

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
5,442,229.41
0.00
5,442,229.41
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
19,221.70
24,692.46
43,914.16
5,442,229.41
0.00
19,221.70
19,221.70
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2024
Pool Statistics
Pool Data
4.06%
17.58
52.20
Cutoff Date Pool Balance
Amount
1,124,777,926.44
Pool Balance beginning of Collection Period
94,707,867.39
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
86,738,521.98
8,808
9,181
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
35,214
6,070,248.05
1,789,277.14
0.00
109,820.22
Pool Factor
7.71%
3.82%
52.53
11.02

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
8,808
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
99.07%
0.60%
0.20%
0.13%
100.00%
85,933,662.22
520,330.43
175,459.12
109,070.21
86,738,521.98
8,750
41
12
5
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.328%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
5,856.00
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.200%
Current Collection Period
Prior Collection Period
Second Prior Collection Period
Third Prior Collection Period
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
2,453,665.01
(19,480.63)
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
10
419
Losses
(1)
Amount
109,820.22
40,806.91
88,493.94
Number of Receivables
Number of Receivables
Amount
11,243,339.85
4,346,077.59
4,443,597.25
Current
Cumulative
0.218%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
(0.258%)
0.780
%
0.126
%
0.150%